Tax - Current tax assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Tax
Assets	[1]	£ 482	£ 561
Liabilities	[1]	(586)	(737)
Net current tax assets (liabilities)		(104)	(104)		£ (176)
As at 1 January		(104)	(176)
Income statement from continuing operations		(686)	(823)		(535)
Other comprehensive income		321	93
Corporate income tax paid		548	708
Other movements		91	94
As at 31 December		170	(104)		(176)
Assets		798	482	[1]	561	[1]
Liabilities		(628)	(586)	[1]	(737)	[1]
Net current tax assets (liabilities)		£ (104)	£ (104)		£ (176)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .